Cash flow information	12 Months Ended
Jun. 30, 2019
Cash flow information
Cash flow information

24 Cash flow information

24.1Cash generated from operations

			Restated(1)	Restated(1)
		2019	2018	2017
	Note	£’000	£’000	£’000
Profit before tax		27,476	25,833	56,588
Adjustments for:
Depreciation	13, 14	11,726	10,755	10,228
Impairment charge/(reversal)	6,14	1,124	—	(4,753)
Amortization	15	129,154	138,380	124,434
Profit on disposal of intangible assets	8	(25,799)	(18,119)	(10,926)
Net finance costs	9	22,509	18,038	24,277
(Profit)/loss on disposal of property, plant and equipment		—	(81)	43
Non-cash employee benefit expense—equity-settled share-based payments	25	699	2,915	2,187
Foreign exchange (gains)/losses on operating activities		(76)	994	2,646
Reclassified from hedging reserve		6,250	13,914	5,290
Changes in working capital:
Inventories		(714)	221	(711)
Prepayments		(2,168)	2,638	895
Contract assets—accrued revenue		(1,514)	(9,263)	12,198
Trade receivables(2)		82,086	(64,492)	5,089
Other receivables		(1,081)	163	(657)
Contract liabilities—deferred revenue		5,903	(25,496)	18,576
Trade and other payables(2)		8,034	23,204	6,355
Cash generated from operations		263,609	119,604	251,759
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:

•	an increase in changes to trade receivables of £7,971,000 (2018: increase of £18,374,000; 2017: decrease of £3,224,000);and
•	a decrease in changes to trade and other payables of £70,732,000 (2018: increase of £74,088,000; 2017: decrease of £26,428,000).

24.2Net debt reconciliation

Net debt is defined as non-current and current borrowings minus cash and cash equivalents. Net debt is a financial performance indicator that is used by the Group’s management to monitor liquidity risk. The Group believes that net debt is meaningful for investors as it provides a clear overview of the net indebtedness position of the Group and is used by the Chief Operating Decision Maker in managing the business.

The following tables provide an analysis of net debt and the movements in net debt for each of the periods presented.

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2017	497,630	5,724	(290,267)	213,087
Cash flows	—	(17,083)	48,420	31,337
Non-cash movements	(10,936)	20,433	(175)	9,322
Net debt at 30 June 2018	486,694	9,074	(242,022)	253,746
Cash flows	—	(21,973)	(56,366)	(78,339)
Non-cash movements	19,085	18,352	(9,249)	28,188
Net debt at 30 June 2019	505,779	5,453	(307,637)	203,595

Non-cash movements largely comprise foreign exchange gains or losses arising on re-translation of the US dollar denominated secured term loan facility and senior secured notes, amortization of debt issue costs and the movement on accrued interest on senior secured notes, partially offset by foreign exchange gain or losses arising on translation of foreign currency denominated cash and cash equivalents.